Major Customers and Vendors (Details)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
One Vendor [Member]
Major Customers and Vendors (Textual)
Percentage of total purchases	10.00%
Two vendors [Member]
Major Customers and Vendors (Textual)
Percentage of total purchases		10.00%	10.00%
One customer [Member]
Major Customers and Vendors (Textual)
Percentage of total sales	0.00%	21.00%	65.00%
Percentage of outstanding accounts receivable balance	66.00%	49.00%	36.00%